Investments in Associates and Joint Ventures - Summary of Carrying Value (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	$ 118,845,000	$ 334,442,000
Additions	1,775,000	8,776,000
Dividend income		(828,000)
Disposition / reclassification	(15,645,000)	(136,468,000)
Share of net income (loss)	(11,534,000)	(9,573,000)
Impairment	(75,035,000)	(88,932,000)
Impairment reversal		15,643,000
OCI FX gain (loss)	(292,000)	(4,215,000)
Carrying value of investment, ending balance	18,114,000	118,845,000
Cann Group
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	57,017,000	81,183,000
Additions	0	0
Dividend income		0
Disposition / reclassification	0	0
Share of net income (loss)	(2,930,000)	(1,520,000)
Impairment	(37,213,000)	(18,158,000)
Impairment reversal		0
OCI FX gain (loss)	43,000	(4,488,000)
Carrying value of investment, ending balance	16,917,000	57,017,000
Alcanna
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	50,950,000	109,577,000
Additions	0	0
Dividend income		(828,000)
Disposition / reclassification	(15,645,000)	0
Share of net income (loss)	(7,174,000)	(5,099,000)
Impairment	(27,748,000)	(68,696,000)
Impairment reversal		15,643,000
OCI FX gain (loss)	(383,000)	353,000
Carrying value of investment, ending balance	0	50,950,000
CTT
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	1,025,000	0
Additions	0	3,413,000
Dividend income		0
Disposition / reclassification	0	0
Share of net income (loss)	(58,000)	(230,000)
Impairment	(633,000)	(2,078,000)
Impairment reversal		0
OCI FX gain (loss)	47,000	(80,000)
Carrying value of investment, ending balance	381,000	1,025,000
Capcium
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	9,853,000	11,256,000
Additions	0	3,000
Dividend income		0
Disposition / reclassification	0	0
Share of net income (loss)	(840,000)	(1,406,000)
Impairment	(9,013,000)	0
Impairment reversal		0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	0	9,853,000
TGOD
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	132,292,000
Additions	0	0
Dividend income		0
Disposition / reclassification	0	(130,974,000)
Share of net income (loss)	0	(1,318,000)
Impairment	0	0
Impairment reversal		0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	0	0
Choom
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	0
Additions	1,775,000	0
Dividend income		0
Disposition / reclassification	0	0
Share of net income (loss)	(532,000)	0
Impairment	(428,000)	0
Impairment reversal		0
OCI FX gain (loss)	1,000	0
Carrying value of investment, ending balance	816,000	0
ACI
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	0
Additions	0	5,360,000
Dividend income		0
Disposition / reclassification	0	(5,360,000)
Share of net income (loss)	0	0
Impairment	0	0
Impairment reversal		0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	0	0
Other immaterial investments
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	134,000
Additions	0	0
Dividend income		0
Disposition / reclassification	0	(134,000)
Share of net income (loss)	0	0
Impairment	0	0
Impairment reversal		0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	$ 0	$ 0